Annual Fund Operating Expenses	Apr. 30, 2026
WCM Focused International Growth Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.30%
WCM Focused International Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.05%
WCM Focused Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
WCM Focused Emerging Markets Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.50%	[1]
WCM Focused Emerging Markets Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.25%	[1]
WCM International Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
WCM International Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.28%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	1.26%	[2]
WCM Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM Small Cap Growth Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.70%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	2.04%
Fee Waiver or Reimbursement	(0.80%)	[3]
Net Expenses (as a percentage of Assets)	1.24%	[3]
WCM Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.70%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.80%)	[3]
Net Expenses (as a percentage of Assets)	0.99%	[3]
WCM China Quality Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM China Quality Growth Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.11%
Component2 Other Expenses	16.78%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	16.91%
Expenses (as a percentage of Assets)	18.16%
Fee Waiver or Reimbursement	(16.64%)	[4]
Net Expenses (as a percentage of Assets)	1.52%	[4]
WCM China Quality Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.11%
Component2 Other Expenses	16.78%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	16.91%
Expenses (as a percentage of Assets)	17.91%
Fee Waiver or Reimbursement	(16.64%)	[4]
Net Expenses (as a percentage of Assets)	1.27%	[4]
WCM Focused International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM Focused International Equity Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%	[5],[6]
Distribution and Service (12b-1) Fees	0.25%	[6]
Component1 Other Expenses	0.11%	[6]
Component2 Other Expenses	0.67%	[6]
Other Expenses (as a percentage of Assets):	0.78%	[6]
Expenses (as a percentage of Assets)	1.85%	[6]
Fee Waiver or Reimbursement	(0.78%)	[6],[7]
Net Expenses (as a percentage of Assets)	1.07%	[6],[7]
WCM Focused International Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%	[5],[6]
Distribution and Service (12b-1) Fees	0.00%	[6]
Component1 Other Expenses	0.11%	[6]
Component2 Other Expenses	0.67%	[6]
Other Expenses (as a percentage of Assets):	0.78%	[6]
Expenses (as a percentage of Assets)	1.60%	[6]
Fee Waiver or Reimbursement	(0.78%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.82%	[6],[7]
WCM Focused International Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM Focused International Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[8]
Distribution and Service (12b-1) Fees	0.25%	[8]
Component1 Other Expenses	0.11%	[8]
Component2 Other Expenses	0.95%	[8]
Component3 Other Expenses	0.01%	[8]
Other Expenses (as a percentage of Assets):	1.07%	[8]
Expenses (as a percentage of Assets)	2.32%	[8]
Fee Waiver or Reimbursement	(1.06%)	[8],[9]
Net Expenses (as a percentage of Assets)	1.26%	[8],[9]
WCM Focused International Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[8]
Distribution and Service (12b-1) Fees	0.00%	[8]
Component1 Other Expenses	0.11%	[8]
Component2 Other Expenses	0.95%	[8]
Component3 Other Expenses	0.01%	[8]
Other Expenses (as a percentage of Assets):	1.07%	[8]
Expenses (as a percentage of Assets)	2.07%	[8]
Fee Waiver or Reimbursement	(1.06%)	[8],[9]
Net Expenses (as a percentage of Assets)	1.01%	[8],[9]
WCM Mid Cap Quality Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM Mid Cap Quality Value Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%
Component2 Other Expenses	7.02%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	7.12%
Expenses (as a percentage of Assets)	8.02%
Fee Waiver or Reimbursement	(7.02%)	[10]
Net Expenses (as a percentage of Assets)	1.00%	[10]
WCM Mid Cap Quality Value Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	7.02%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	7.12%
Expenses (as a percentage of Assets)	7.77%
Fee Waiver or Reimbursement	(7.02%)	[10]
Net Expenses (as a percentage of Assets)	0.75%	[10]
WCM Mid Cap Quality Value Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	7.02%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	7.03%
Expenses (as a percentage of Assets)	7.68%
Fee Waiver or Reimbursement	(7.02%)	[10]
Net Expenses (as a percentage of Assets)	0.66%	[10]
WCM Focused Emerging Markets ex China Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM Focused Emerging Markets ex China Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%
Component2 Other Expenses	1.82%
Other Expenses (as a percentage of Assets):	1.91%
Expenses (as a percentage of Assets)	3.16%
Fee Waiver or Reimbursement	(1.66%)	[11]
Net Expenses (as a percentage of Assets)	1.50%	[11]
WCM Focused Emerging Markets ex China Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	1.82%
Other Expenses (as a percentage of Assets):	1.91%
Expenses (as a percentage of Assets)	2.91%
Fee Waiver or Reimbursement	(1.66%)	[11]
Net Expenses (as a percentage of Assets)	1.25%	[11]
WCM Select Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM Select Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component3 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.33%	[12]
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.18%)	[13]
Net Expenses (as a percentage of Assets)	1.25%	[13]
WCM Select Global Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component3 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.33%	[12]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.18%)	[13]
Net Expenses (as a percentage of Assets)	1.00%	[13]

[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect through April 30, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Institutional Class shares of the Fund. This agreement is in effect through April 30, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2036, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2036, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[5]	Prior to May 1, 2026, the Fund paid the Fund's advisor an annual advisory fee of 0.85% of the Fund's average daily net assets.
[6]	The expense information in the table has been restated to reflect the current management fee and expense caps, effective May 1, 2026.
[7]	Effective May 1, 2026, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.07% and 0.82% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively. Prior to May 1, 2026, the expense limits were 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2036, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[8]	The expense information in the table has been restated to reflect the current expenses.
[9]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2036, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[10]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.05%, 0.80%, and 0.65% of the average daily net assets of the Fund’s Investor Class shares, Institutional Class shares, and Class Y shares, respectively. This agreement is in effect through April 30, 2036, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[11]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2036, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[12]	“Other Expenses” for the Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[13]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2036, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.